Interest expense (Tables)	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
Disclosure of interest expense

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Interest expense on long-term debt	(1,024)	(918)
Interest expense on other debt	(153)	(133)
Capitalized interest	45	51
Total interest expense	(1,132)	(1,000)